Earn-Out Shares - Narrative (Details)					12 Months Ended
	Oct. 06, 2021 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Earn-out shares (in shares) | shares			12,500,000
Earnout period, threshold trading days		20		20
Earnout period, threshold trading day period | D				30
Earn-out shares liability	$ 67,600,000	$ 67,600,000	$ 67,600,000	$ 67,600,000
Change in fair value of earn-out liability					$ 31,300,000	$ 0
Unrecognized compensation cost related to option holder earn-out shares					60,000,000.0	1,000,000.0
Stock-based compensation expense					$ 8,407,000	$ 122,000
Stockholders
Derivative [Line Items]
Earn-out shares to be received (in shares) | shares	10,845,217	10,845,217	10,845,217	10,845,217	10,914,422
Option Holders
Derivative [Line Items]
Earn-out shares to be received (in shares) | shares	1,654,783	1,654,783	1,654,783	1,654,783	1,585,579
Earn-Out Shares
Derivative [Line Items]
Unrecognized compensation cost related to option holder earn-out shares					$ 7,800,000
Stock-based compensation expense					$ 2,100,000
Derivative Instrument, Trigger, One
Derivative [Line Items]
Earn-out shares (in shares) | shares			5,000,000
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Fair value of earn-out shares (in dollars per share) | $ / shares	$ 7.25	$ 7.25	$ 7.25	$ 7.25	$ 10.35
Derivative Instrument, Trigger, One | Earn-Out Shares
Derivative [Line Items]
Unrecognized compensation cost related to option holder earn-out shares	$ 4,800,000	$ 4,800,000	$ 4,800,000	$ 4,800,000
Unrecognized compensation cost related to option holder earn-out shares, period for recognition	1 year				9 months
Derivative Instrument, Trigger, Two
Derivative [Line Items]
Earn-out shares (in shares) | shares			7,500,000
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 20.00	$ 20.00	$ 20.00	$ 20.00
Fair value of earn-out shares (in dollars per share) | $ / shares	$ 5.55	$ 5.55	$ 5.55	$ 5.55	$ 8.20
Derivative Instrument, Trigger, Two | Earn-Out Shares
Derivative [Line Items]
Unrecognized compensation cost related to option holder earn-out shares	$ 5,500,000	$ 5,500,000	$ 5,500,000	$ 5,500,000
Unrecognized compensation cost related to option holder earn-out shares, period for recognition	1 year 4 months 24 days				1 year 2 months 12 days